SHARE-BASED PAYMENT - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 2,160		$ 2,100
Weighted average remaining contractual life for the share options outstanding (in years)	6 years 9 months 29 days	7 years 3 months 10 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.00	$ 0.00
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.44	$ 8.30